Organization and Significant Accounting Policies - FP Land LLC (Details 3) (FP Land LLC, predecessor business, USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 02, 2013 lease	Mar. 31, 2014 institution	Mar. 31, 2013 lease	Dec. 31, 2013 institution lease	Dec. 31, 2012 institution lease	Dec. 31, 2012 Understatement of expenses	Dec. 31, 2011 Understatement of expenses	Dec. 31, 2013 Understatement of expenses Property taxes
Impairment
Impairments recognized on real estate assets		$ 0	$ 0	$ 0	$ 0
Deferred Financing Fees
Accumulated amortization of deferred financing fees		55,771		41,663	67,588
Cash
Number of financial institutions in whose custody the cash was held		2		2	2
Accounts Receivable
Allowance for doubtful accounts		0		0	0
Revenue Recognition
Term of leases			1 year	1 year	1 year
Number of leases for which rental payments are received in kind through transfer of ownership of a percentage of the tenant's crops			1	1
Number of leases not requiring tenants to pay all expenses incurred during the lease term	2
Amount of correction								21,767
Property taxes		$ 49,797	$ 14,493	$ 26,802	$ 167,246	$ 10,622	$ 11,145
Number of leases not requiring tenant reimbursement of real estate taxes on leased properties					2